Directors' remuneration (Details)		12 Months Ended
	Feb. 28, 2018 USD ($)	Dec. 31, 2017 GBP (£) $ / £ director	Dec. 31, 2017 USD ($) $ / £ director	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Directors' remuneration
Salaries and fees			$ 1,150,116
Bonuses			127,500
Social Security			25,062
Total			$ 1,302,678	$ 1,172,119	$ 1,076,575
Number of directors exercising share options | director		0	0
Graham Lumsden
Directors' remuneration
Salaries and fees			$ 425,000
Bonuses			127,500
Social Security			15,499
Total			567,999	488,510	557,180
Amount of employer 401k pension contributions excluded in remuneration			7,950
Robert Bertoldi
Directors' remuneration
Salaries and fees			125,000
Social Security			9,563
Total			134,563	137,783	135,126
Amount of employer 401k pension contributions excluded in remuneration			6,075
Richard Morgan
Directors' remuneration
Salaries and fees			113,500
Total			113,500	177,725	217,072
Charlotta Ginman
Directors' remuneration
Salaries and fees			67,279
Total		£ 52,195	$ 67,279	57,475	32,042
Average exchange rate | $ / £		1.289	1.289
Jonathan Gold
Directors' remuneration
Salaries and fees			$ 194,004
Total			194,004	114,094	25,881
Zaki Hosny
Directors' remuneration
Salaries and fees			63,000
Total			63,000	57,475	28,756
Mary Lake Polan
Directors' remuneration
Salaries and fees			60,000
Total			60,000	54,094	25,881
John Stakes
Directors' remuneration
Total				30,869	28,756
Bruce Williams
Directors' remuneration
Salaries and fees			64,000
Total			64,000	$ 54,094	$ 25,881
Craig T. Albanese
Directors' remuneration
Salaries and fees			38,333
Total			$ 38,333
Forecast | Graham Lumsden
Directors' remuneration
Bonus amount awarded	$ 127,500
Forecast | Graham Lumsden | Bonus contingent liability
Directors' remuneration
Contingent amount	$ 42,500